Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of lease cost
Operating lease cost	$ 15,314	$ 15,348	$ 15,824
Short-term lease cost	3,071	3,105	3,675
Total lease cost	18,385	18,453	19,499
Supplemental Cash Flows Information:
Cash paid for operating leases	(12,959)	(11,936)	(12,246)
Operating lease assets obtained in exchange for operating lease liabilities	6,360	$ 10,756	$ 1,378
Maturities of lease liabilities under operating leases as of December 31, 2025
2026	14,170
2027	5,878
2028	4,597
2029	3,688
2030	2,435
Thereafter	21,584
Total future payments for recognized leasing assets	52,352
Less: imputed interest	9,960
Total lease liabilities	$ 42,392
Average remaining lease term	10 years 6 months
Weighted-average discount rate (as a percent)	4.80%